Other Long Term Assets (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2011 Financial Instrument Pledged as Security [Member]	Oct. 31, 2010 Financial Instrument Pledged as Security [Member]	Oct. 31, 2011 Atomic Energy of Canada [Member]	Oct. 31, 2010 Atomic Energy of Canada [Member]	Oct. 31, 2006 Atomic Energy of Canada [Member]	Oct. 31, 2011 Celerion [Member]	Oct. 31, 2010 Celerion [Member]	Mar. 05, 2010 Celerion [Member]	Oct. 31, 2011 Insurance liabilities [Member]	Oct. 31, 2010 Insurance liabilities [Member]
Other Long Term Assets [Abstract]
Restricted cash	$ 5,847,000	[1]	$ 32,439,000	[1]									$ 5,800,000	$ 10,000,000
Financial instrument pledged as security on long-term debt	40,048,000	[2]	39,986,000	[2]
Long-term notes receivable	20,721,000	[3]	27,186,000	[3]			12,000,000	24,000,000	38,000,000	20,700,000		25,000,000
Pension assets (Note 23)	9,748,000		8,944,000
Goodwill (Note 10)	2,532,000		2,474,000
Other	2,349,000	[4]	0	[4]
Other long-term assets	81,245,000		111,029,000
Restricted cash [Abstract]
Restricted cash reserved	5,847,000	[1]	32,439,000	[1]									5,800,000	10,000,000
Cash proceeds released from escrow	5,000,000
Financial instrument pledged as security on long-term debt [Abstract]
Effective discount interest rate applied (in hundredths)					7.02%
Maturity date of long-term debt, latest or term (in years)	2015				15Y
Pledged financial instrument, initial payment date					2000-10-02
Carrying value of pledged financial instrument					44,100,000	43,900,000
Carrying value of pledged financial instrument, current					4,100,000	3,900,000
Fair value of financial instrument					51,700,000	52,400,000
Long-term notes receivable [Abstract]
Long-term note receivable	20,721,000	[3]	27,186,000	[3]			12,000,000	24,000,000	38,000,000	20,700,000		25,000,000
Note receivable, term (in years)							4Y			5Y
Imputed interest rate of long-term note receivable (in hundredths)							4.45%
Carrying value of long-term note receivable	20,721,000	[3]	27,186,000	[3]			12,000,000	24,000,000	38,000,000	20,700,000		25,000,000
Current portion of long-term notes receivable	16,061,000		16,976,000				12,000,000	13,000,000
Fair value of long-term note receivable							13,300,000	25,700,000		20,700,000	16,200,000
Note receivable interest rate (in hundredths)										4.00%
Number of months of note receivable related to TSA services (in months)										3M
TSA incremental increase to note receivable, maximum										1,800,000
Accreted interest on note receivable										7,900,000
Face value of note receivable										$ 28,600,000
Effective interest rate for secured cash flows (in hundredths)										8.00%
Effective interest rate for unsecured cash flows (in hundredths)										28.00%

[1]	As of October 31, 2011, restricted cash of $5.8 million (October 31, 2010 - $10.0 million) is related to funds for insurance liabilities. During the fourth quarter of fiscal 2011 $5.0 million of cash proceeds held in escrow related to the sale of MDS Pharma Services Phase II-IV was released to cash.
[2]	The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt from the Government of Canada related to the construction of the MAPLE Facilities. The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2011 is $44.1 million (October 31, 2010 - $43.9 million), of which $4.1 million (October 31, 2010 - $3.9 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $51.7 million (October 31, 2010 - $52.4 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.
[3]	Atomic Energy of Canada Limited (AECL) - In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable is repayable monthly over four years commencing November 1, 2008. The long-term note receivable is net of an unamortized discount based on an imputed interest rate of 4.45%. The carrying value of the long-term note receivable as of October 31, 2011 is $12.0 million (October 31, 2010 - $24.0 million), of which the entire $12.0 million (October 31, 2010 - $13.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $13.3 million (October 31, 2010 - $25.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable. All scheduled monthly payments due have been received. Celerion - On March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received the Note with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum. Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a TSA that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note. The carrying value of the Note, including interest and accretion as of October 31, 2011 is $20.7 million (October 31, 2010 - $16.2 million). The fair value of the Note as of October 31, 2011 is $20.7 million, which includes $7.9 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $28.6 million. The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.
[4]	Includes the long-term portion of the TheraSphere® clinical trials' prepayment, the deferred charges relating to the credit facility and other long-term receivables and assets.